MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2021

Shares Security Description Value
Common Stock - 51.7%
Communication Services - 5.9%
1,433 Alphabet, Inc., Class A
(a)
$ 4,066,782
34,293 AT&T, Inc. 782,909
32,172 Comcast Corp., Class A 1,607,957
7,289 Meta Platforms, Inc., Class A
(a)
2,364,989
10,041 The Walt Disney Co.
(a)
1,454,941
17,941 Verizon Communications, Inc. 901,894
11,179,472
Consumer Discretionary - 5.5%
1,118 Amazon.com, Inc.
(a)
3,920,904
2,814 McDonald's Corp. 688,304
10,544 NIKE, Inc., Class B 1,784,467
10,011 The Home Depot, Inc. 4,010,507
10,404,182
Consumer Staples - 3.4%
11,233 Altria Group, Inc. 478,975
5,660 Anheuser-Busch InBev SA/NV, ADR 315,375
1,270 Costco Wholesale Corp. 685,013
5,376 Diageo PLC, ADR 1,092,242
15,152 Mondelez International, Inc., Class A 893,059
9,224 PepsiCo., Inc. 1,473,811
4,882 The Procter & Gamble Co. 705,839
5,755 Walmart, Inc. 809,326
6,453,640
Energy - 1.5%
4,159 Chevron Corp. 469,426
4,761 EOG Resources, Inc. 414,207
7,329 Exxon Mobil Corp. 438,568
48,133 Kinder Morgan, Inc. 744,136
5,807 Marathon Petroleum Corp. 353,356
3,323 Occidental Petroleum Corp. 98,527
8,894 Schlumberger NV 255,080
2,773,300
Financials - 5.8%
52,675 Bank of America Corp. 2,342,457
4,184 Berkshire Hathaway, Inc., Class B
(a)
1,157,671
7,060 Chubb, Ltd. 1,267,058
11,965 Citigroup, Inc. 762,171
12,857 JPMorgan Chase & Co. 2,042,077
14,790 MetLife, Inc. 867,582
12,732 The Charles Schwab Corp. 985,330
13,795 U.S. Bancorp 763,415
19,495 Wells Fargo & Co. 931,471
11,119,232
Health Care - 7.0%
15,837 Abbott Laboratories 1,991,819
9,442 AbbVie, Inc. 1,088,474
7,031 Amgen, Inc. 1,398,325
11,136 Bristol-Myers Squibb Co. 597,224
9,531 CVS Health Corp. 848,831
9,690 Johnson & Johnson 1,510,962
10,745 Medtronic PLC 1,146,492
6,765 Merck & Co., Inc. 506,766
676 Organon & Co. 19,759
20,839 Pfizer, Inc. 1,119,679
6,703 UnitedHealth Group, Inc. 2,977,607
2,585 Viatris, Inc. 31,821
13,237,759

MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2021

Shares Security Description Value
Industrials - 3.6%
5,392 Carrier Global Corp. $ 291,815
9,007 Honeywell International, Inc. 1,821,576
2,696 Otis Worldwide Corp. 216,758
14,637 Raytheon Technologies Corp. 1,184,426
3,529 The Boeing Co.
(a)
698,213
4,919 Union Pacific Corp. 1,159,113
7,679 United Parcel Service, Inc., Class B 1,523,283
6,895,184
Information Technology - 15.9%
6,178 Advanced Micro Devices, Inc.
(a)
978,410
40,860 Apple, Inc. 6,754,158
2,387 Broadcom, Inc. 1,321,634
27,517 Cisco Systems, Inc./Delaware 1,509,032
961 Fortinet, Inc.
(a)
319,158
15,389 Intel Corp. 757,139
2,669 Intuit, Inc. 1,740,989
19,736 Microsoft Corp. 6,524,524
1,924 NVIDIA Corp. 628,686
24,562 Oracle Corp. 2,228,756
12,656 QUALCOMM, Inc. 2,285,167
2,444 ServiceNow, Inc.
(a)
1,582,979
14,260 Visa, Inc., Class A 2,763,160
3,649 Xilinx, Inc. 833,614
30,227,406
Materials - 0.3%
2,318 Air Products and Chemicals, Inc. 666,286
Real Estate - 1.1%
4,439 American Tower Corp. REIT 1,165,149
25,155 Weyerhaeuser Co. REIT 946,079
2,111,228
Utilities - 1.7%
37,380 NextEra Energy, Inc. 3,243,836
Total Common Stock (Cost $53,373,871) 98,311,525
Shares Security Description
Exercise
Price Exp. Date Value
Warrants - 0.0%
415 Occidental Petroleum Corp.
(a)
(Cost $0) $ 22.00 08/03/27 5,188
Shares Security Description Value
Money Market Fund - 47.2%
89,722,331 First American Government Obligations Fund, Class X, 0.03%
(b)(c)
(Cost $89,722,331) 89,722,331
Investments, at value - 98.9% (Cost $143,096,202) $ 188,039,044
Total Written Options - (1.3)% (Premiums Received $(3,068,759)) (2,398,575)
Other Assets & Liabilities, Net - 2.4% 4,462,754
Net Assets - 100.0% $ 190,103,223

MAI Managed Volatility Fund
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited)
November 30, 2021

Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Written Options - (1.3)%
Call Options Written - (1.1)%
(31) CBOE S&P 500 INDEX S&P 500 $ 4,550.00 12/21 $ 1,412,236 $ (330,770)
(20) CBOE S&P 500 INDEX S&P 500 4,700.00 01/22 911,120 (85,400)
(51) CBOE S&P 500 INDEX S&P 500 4,600.00 01/22 2,323,356 (495,210)
(66) CBOE S&P 500 INDEX S&P 500 4,575.00 01/22 3,006,696 (742,500)
(30) CBOE S&P 500 INDEX S&P 500 4,535.00 01/22 1,366,680 (418,680)
Total Call Options Written (Premiums Received $(2,727,680)) (2,072,560)
Put Options Written - (0.2)%
(15) CBOE S&P 500 INDEX S&P 500 4,475.00 12/21 6,712,500 (86,175)
(10) CBOE S&P 500 INDEX S&P 500 4,300.00 12/21 4,300,000 (28,500)
(10) CBOE S&P 500 INDEX S&P 500 4,440.00 01/22 4,440,000 (70,500)
(20) CBOE S&P 500 INDEX S&P 500 4,250.00 01/22 8,500,000 (81,040)
(10) CBOE S&P 500 INDEX S&P 500 3,800.00 01/22 3,800,000 (13,200)
(10) CBOE S&P 500 INDEX S&P 500 3,950.00 02/22 3,950,000 (38,400)
(100) NETLease Corporate Real Estate ETF 28.00 01/22 280,000 (5,000)
(100) Realty Income Corp. 62.50 12/21 625,000 (3,200)
Total Put Options Written (Premiums Received $(341,079)) (326,015)
Total Written Options - (1.3)% (Premiums Received
$(3,068,759)) $ (2,398,575)

MAI Managed Volatility Fund
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
November 30, 2021

The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of November 30, 2021.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S.
government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
ADR American Depositary Receipt
ETF Exchange Traded Fund
PLC Public Limited Company
REIT Real Estate Investment Trust
(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of November 30, 2021.
(c)
All or a portion of this security is held as collateral for written options.
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Common Stock
Communication Services $ 11,179,472 $ – $ – $ 11,179,472
Consumer Discretionary 10,404,182 – – 10,404,182
Consumer Staples 6,453,640 – – 6,453,640
Energy 2,773,300 – – 2,773,300
Financials 11,119,232 – – 11,119,232
Health Care 13,237,759 – – 13,237,759
Industrials 6,895,184 – – 6,895,184
Information Technology 30,227,406 – – 30,227,406
Materials 666,286 – – 666,286
Real Estate 2,111,228 – – 2,111,228
Utilities 3,243,836 – – 3,243,836
Warrants 5,188 – – 5,188
Money Market Fund – 89,722,331 – 89,722,331
Investments at Value $ 98,316,713 $ 89,722,331 $ – $ 188,039,044
Total Assets $ 98,316,713 $ 89,722,331 $ – $ 188,039,044
Liabilities
Other Financial Instruments*
Written Options (1,056,490) (1,342,085) – (2,398,575)
Total Liabilities $ (1,056,490) $ (1,342,085) $ – $ (2,398,575)
*
Other Financial Instruments are derivative instruments reflected in separate schedules such as written options, which appear in the Schedule of Call and Put Options Written and are valued at their market value at period end.

MAI Managed Volatility Fund
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
November 30, 2021

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN
SECURITY TYPES INVESTED BY THE FUND.